Redeemable Noncontrolling Interests - Summary Of Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests, Begining Balance	¥ 116,090	$ 15,904	¥ 107,490
Accretion of redeemable noncontrolling interests	9,315	1,276	8,600
Redeemable Noncontrolling Interests, Ending Balance	¥ 125,405	$ 17,180	¥ 116,090